UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-0229

Seligman Growth Fund, Inc.

(Exact name of Registrant as specified in charter)

50606 Ameriprise Financial Center

Minneapolis, Minnesota 55474

(Address of principal executive offices) (Zip code)

Lawrence P. Vogel

100 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/09

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Growth Fund, Inc.

Schedule of Investments (unaudited)

March 31, 2009

	Shares	Value
Common Stocks 98.2%

Aerospace and Defense 2.0%
Honeywell International	39,400	$1,097,684
Lockheed Martin	27,900	1,925,937
Precision Castparts	20,500	1,227,950
		4,251,571
Air Freight and Logistics 0.6%
United Parcel Service (Class B)	25,800	1,269,876

Airlines 0.4%
Delta Air Lines*	164,900	928,387

Beverages 2.2%
PepsiCo	90,800	4,674,384

Biotechnology 3.0%
Amgen*	20,300	1,005,256
Biogen Idec*	25,200	1,320,984
Celgene*	31,800	1,411,920
Gilead Sciences*	36,400	1,686,048
Vertex Pharmaceuticals*	38,500	1,106,105
		6,530,313
Capital Markets 1.2%
BlackRock (Class A)	20,300	2,639,812

Chemicals 2.7%
Monsanto	28,400	2,360,040
Potash Corp. of Saskatchewan	42,800	3,458,668
		5,818,708
Communications Equipment 5.7%
Cisco Systems*	299,000	5,014,230
QUALCOMM	188,500	7,334,535
		12,348,765
Computers and Peripherals 7.9%
Apple*	50,700	5,329,584
Hewlett-Packard	194,700	6,242,082
International Business Machines	57,300	5,551,797
		17,123,463
Construction & Engineering 0.6%
Foster Wheeler*	71,400	1,247,358

Diversified Consumer Services 1.7%
Apollo Group (Class A)*	47,200	3,697,176

Diversified Telecommunication Services 0.6%
Qwest Communications International	390,200	1,334,484

Electrical Equipment 0.5%
ABB (ADR)	75,500	1,052,470

Electronic Equipment, Instruments and Components 0.9%
FLIR Systems*	97,100	1,988,608

Energy Equipment and Services 4.7%
National Oilwell Varco*	49,400	1,418,274
Noble	142,400	3,430,416
Transocean*	89,560	5,269,710
		10,118,400

Food and Staples Retailing 3.6%
CVS/Caremark	194,900	5,357,801
Wal-Mart Stores	44,900	2,339,290
		7,697,091
Health Care Equipment and Supplies 2.3%
Alcon	24,800	2,254,568
Baxter International	26,200	1,341,964
Medtronic	50,100	1,476,447
		5,072,979
Health Care Providers and Services 1.7%
Medco Health Solutions*	44,000	1,818,960
UnitedHealth Group	58,100	1,216,033
WellPoint*	19,300	732,821
		3,767,814
Hotels, Restaurants and Leisure 2.1%
McDonald’s	84,100	4,589,337

Hotets, Restaurants and Leisure 1.2%
Royal Caribbean Cruises	334,600	2,680,146

Household Durables 1.0%
NVR*	5,200	2,224,300

Industrial Conglomerates 0.3%
3M	11,200	556,864

Insurance 3.3%
ACE	53,800	2,173,520
AFLAC	222,100	4,299,856
Prudential Financial	40,500	770,310
		7,243,686
Internet Software and Services 4.2%
Google (Class A)*	11,000	3,828,660
McAfee*	71,000	2,378,500
SAVVIS*	455,309	2,818,363
		9,025,523
IT Services 0.9%
Mastercard (Class A)	12,300	2,060,004

Life Sciences Tools and Services 0.5%
Thermo Fisher Scientific*	33,300	1,187,811

Machinery 1.8%
Deere	55,400	1,820,998
ITT	41,900	1,611,893
Joy Global	23,600	502,680
		3,935,571
Media 3.1%
Comcast (Class A)	391,300	5,337,332
Time Warner Cable (Class A)*	52,533	1,302,818
		6,640,150
Metals & Mining 0.7%
United States Steel	69,800	1,474,874

Metals and Mining 1.9%
Barrick Gold	126,400	4,097,888

Multi-Utilities 0.5%
Public Service Enterprise Group	34,500	1,016,715

Multiline Retail 2.5%
Dollar Tree*	24,800	1,104,840
Target	127,000	4,367,530
		5,472,370

Oil, Gas and Consumable Fuels 1.9%
Apache	23,500	1,506,115
Noble Energy	46,400	2,500,032
		4,006,147

Personal Products 1.2%
Mead Johnson Nutrition (Class A)	89,100	2,572,317

Pharmaceuticals 6.1%
Abbott Laboratories	77,700	3,706,290
Allergan	18,000	859,680
Merck	84,500	2,260,375
Mylan*	207,300	2,779,893
Novo Nordisk (ADR)	17,100	820,458
Schering-Plough	118,400	2,788,320
		13,215,016
Professional Services 0.5%
FTI Consulting*	21,700	1,073,716

Road and Rail 1.7%
CSX	65,200	1,685,420
Union Pacific	46,500	1,911,615
		3,597,035
Semiconductors and Semiconductor Equipment 6.4%
Intel	296,500	4,462,325
Marvell Technology Group*	683,300	6,259,028
Microsemi*	260,000	3,016,000
		13,737,353
Software 11.1%
Macrovision Solutions*	482,473	8,583,195
Microsoft	408,100	7,496,797
Oracle*	433,327	7,830,219
		23,910,211
Specialty Retail 0.9%
Urban Outfitters*	114,300	1,871,091

Tobacco 2.1%
Philip Morris International	127,700	4,543,566

Total Common Stocks		212,293,350

Money Market Fund 2.3%
SSgA U.S. Treasury Money Market Fund	5,072,833	5,072,833

Total Investments 100.5%		217,366,183

Other Assets Less Liabilities (0.5)%		(1,083,057)

Net Assets 100.0%		$216,283,126

______________

* Non-income producing security.

ADR – American Depositary Receipts.

Notes to Schedule of Investments

1.

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by RiverSource Investments, LLC, the Fund’s investment manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”). This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Short-term holdings that mature in 60 days or less are valued at current market quotations or amortized cost if the investment manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less. Investments in money market funds are valued at net asset value.

2.

Fair Value Measurements –  Statement of Financial Accounting Standards No. 157  “Fair Value Measurements,”  establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Fund’s investments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments); and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value). Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Fund’s investments as of March 31, 2009 based on the level of inputs used:

Valuation Inputs	Value

Level 1 – Quoted Prices in Active Markets for identical Investments	$217,366,183
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—

Total	$217,366,183

3.

Risk — To the extent that the Fund invests a substantial percentage of its assets in an industry, the Fund’s performance may be negatively affected if that industry falls out of favor. Stocks of small-capitalization companies have at times experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the Fund’s performance may be negatively affected.

4.

Federal Tax Information — The cost of investments for federal income tax purposes was $274,907,860. The tax basis gross appreciation and depreciation of portfolio securities were $4,642,760 and $62,184,437, respectively. Net unrealized depreciation was $57,541,677.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN GROWTH FUND, INC.

By:	/S/ PATRICK T. BANNIGAN
Patrick T. Bannigan
President and Chief Executive Officer

Date:	May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ PATRICK T. BANNIGAN
Patrick T. Bannigan
President and Chief Executive Officer

Date:	May 26, 2009

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Treasurer and Chief Financial Officer

Date:	May 26, 2009

SELIGMAN GROWTH FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.